Other Real Estate Owned - Summary of Net OREO Expenses (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended				6 Months Ended				9 Months Ended			12 Months Ended
	Jun. 30, 2014		Jun. 30, 2013		Jun. 30, 2014		Jun. 30, 2013		Dec. 31, 2013		Dec. 31, 2012	Mar. 31, 2013		Mar. 31, 2012
Banking And Thrift [Abstract]
Valuation adjustments	$ 1,824	[1]	$ 2,368	[1]	$ 2,279	[1]	$ 11,603	[1]	$ 4,937	[1]	$ 17,498	$ 26,733	[1]	$ 15,338
Foreclosure cost expense	187		557		331		1,067		1,541		2,093	2,602		4,387
Expenses from operations, net	256		1,364		842		3,878		3,319		5,721	8,236		8,959
OREO expense, net	$ 2,267		$ 4,289		$ 3,452		$ 16,548		$ 9,797		$ 25,312	$ 37,571		$ 28,684

[1]	Includes adjustments to the OREO reserve for probable losses and property writedowns.